Annual Total Returns - Fidelity Advisor® Semiconductors Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Semiconductors Fund - Fidelity Advisor Semiconductors Fund-Class A
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(9.35%)
Annual Return 2012	2.70%
Annual Return 2013	38.04%
Annual Return 2014	37.15%
Annual Return 2015	2.34%
Annual Return 2016	32.42%
Annual Return 2017	34.24%
Annual Return 2018	(12.49%)
Annual Return 2019	63.75%
Annual Return 2020	43.62%